SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2026
EBP 1998
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Plan has evaluated subsequent events and transactions for potential recognition or disclosure in the financial statements through September 21, 2026, the date the financial statements were issued. No other events have occurred that require adjustment to or disclosure in the financial statement of the Plan.